Arbitral Award Settlement and Associated Mining Data Sale: (Details Text) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Arbitral Award Settlement and Associated Mining Data Sale: [Abstract]
Damages award	$ 713.0
Interest award	22.3
Legal costs award	5.0
Total award	$ 740.3
Post award interest rate - Libor plus	2.00%
Venezuela agreed to pay to satisfy award	$ 792.0
Venezuela agreed to pay for mining data	240.0
Total Venezuela agreed to pay	1,032.0
Amount to be received related to mining data	240.0
Initial payment	40.0
Additional twenty three payment amounts to be received	29.5
Final payment amount to be received	313.3
Deposited in Trust Account	187.5
Transferred to Company bank account	99.0
Remaining in trust account	$ 88.5
Amount of proceeds CVR holders entitled to	5.466%
Estimated cvr payable	$ 3.1
cvr distributed	$ 1.8
Bonus percentage of first two hundred million collected	1.00%
Bonus percentage thereafter	5.00%
Estimated bonus payable	$ 0.6
bonus distributed	$ 0.8